TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, as supplemented,

to the Summary Prospectus,

and to the Currently Effective Statement of Additional Information,

as supplemented, for the Fund listed below

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Transamerica Bond

The following replaces the information in the Prospectus and the Summary Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica Bond:

Investment Adviser:	Sub-Adviser:
Transamerica Asset Management, Inc.	Loomis, Sayles & Company, L.P.

Portfolio Managers:
Mathew J. Eagan, CFA Co-Portfolio Manager since 2007
Daniel J. Fuss, CFA Co-Portfolio Manager since 2007
Elaine M. Stokes, Co-Portfolio Manager since 2007

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Bond:

Name	Sub-Adviser	Positions Over Past Five Years
Mathew J. Eagan, CFA	Loomis, Sayles & Company, L.P.	Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1997; Vice President
Daniel J. Fuss, CFA	Loomis, Sayles & Company, L.P.	Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1976; Vice Chairman
Elaine M. Stokes	Loomis, Sayles & Company, L.P.	Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1998; Vice President

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In the Statement of Additional Information any and all references to the Lead Portfolio Manager, Kathleen C. Gaffney, are hereby deleted.

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Investors Should Retain this Supplement for Future Reference

November 8, 2012